Other Assets	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other Assets
16.	Other Assets
Other current assets and other
non-current
assets as of December 31, 2021 and 2022 are as follows:

(in millions of Won)	2021		2022
Current
Advance payments	￦	564,196	782,439
Prepaid expenses		274,023	263,536
Firm commitment asset		11,323	9,674
Others		65,816	20,290

	￦	915,358	1,075,939

Non-current
Long-term advance payments	￦	47,752	23,429
Long-term prepaid expenses		76,739	53,803
Others(*1)		74,116	90,141

	￦	198,607	167,373

(*1)
As of December 31, 2021 and 2022, the Company recognized tax assets amounting to
￦
4,722 million and
￦
6,764 million, respectively, based on the Company’s best estimate of the tax amounts to be refunded when the result of the Company’s appeal in connection with the additional income tax payment in prior years’ tax audits and claim for rectification are finalized.